Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4: - PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2023
Cost:
Manufacturing equipment	$8,008	$8,617
Computers and software	443	522
Laboratory equipment	761	1,085
Furniture and office equipment	57	148
Cars	93	143
Land (1)	-	5,248

	9,362	15,763

Accumulated depreciation	1,891	2,965

Depreciated cost	$7,471	$12,798

Depreciation expenses amounted to $776, $979 and $1,074 for the years ended December 31, 2021, 2022 and 2023, respectively.

(1)	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).